[logo] AMUNDI Pioneer(R)






December 1, 2017



VIA ELECTRONIC TRANSMISSION
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Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Asset Allocation Trust (the "Trust")
     File Nos. 333-114788; 811-21569
     CIK No. 0001288255

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of prospectus and statement of additional information relating to the offering of Pioneer Solutions - Conservative Fund, Pioneer Solutions - Balanced Fund and Pioneer Solutions - Growth Fund, each a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 28 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on November 27, 2017 (SEC Accession No. 0001288255-17-000013).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.


Very truly yours,

/s/ Thomas Reyes
    ---------------------
    Thomas Reyes


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.



Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820